SEGMENT INFORMATION - Earnings (loss) from Continuing Operations before income taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Interest expense, net					$ (310.4)	$ (288.8)	$ (379.3)
Income (loss) before income taxes	$ 40.5	$ (2.9)	$ (214.7)	$ (58.8)	(104.3)	(271.0)	(407.1)
Corporate and other
Segment Reporting Information [Line Items]
Income (loss) before income taxes					(362.5)	(449.6)	(379.2)
Corporate and other | Americas
Segment Reporting Information [Line Items]
Income (loss) before income taxes						156.4	159.6
Corporate and other | Asia Pacific
Segment Reporting Information [Line Items]
Income (loss) before income taxes						16.8	14.4
Corporate and other | Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Income (loss) before income taxes						35.6	32.4
Operating segment
Segment Reporting Information [Line Items]
Income (loss) before income taxes	$ 159.9	$ 164.0	$ 250.8	$ 292.0	568.6	467.4	351.4
Operating segment | Americas
Segment Reporting Information [Line Items]
Income (loss) before income taxes					354.3	301.0	241.8
Operating segment | Asia Pacific
Segment Reporting Information [Line Items]
Income (loss) before income taxes					150.0	136.6	64.2
Operating segment | Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Income (loss) before income taxes					$ 64.3	$ 29.8	$ 45.4